Fair Value Measurements (Tables)	Nov. 18, 2019
Fair Value Inputs, Assets, Quantitative Information
The following table presents Dominion Energy’s quantitative information about Level 3 fair value measurements at December 31, 2018. The range and weighted average are presented in dollars for market price inputs and percentages for price volatility.

	Fair Value (millions)	Valuation Techniques	Unobservable Input	Range	Weighted Average (1)
Assets
Physical and financial forwards and futures:
Natural gas (2)	$42	Discounted cash flow	Market price (per Dth) (3)	(2) - 8	(1)
FTRs	15	Discounted cash flow	Market price (per MWh) (3)	(2) - 7	1
Physical options:
Natural gas	2	Option model	Market price (per Dth) (3)	1 - 8	3
			Price volatility (4)	18% - 73%	30%
Electricity	11	Option model	Market price (per MWh) (3)	34 - 50	42
			Price volatility (4)	39% - 60%	49%

Total assets	$70

Liabilities
Financial forwards:
FTRs	$6	Discounted cash flow	Market price (per MWh) (3)	(2) - 6	—

Total liabilities	$6

(1)	Averages weighted by volume.
(2)	Includes basis.
(3)	Represents market prices beyond defined terms for Levels 1 and 2.
(4)	Represents volatilities unrepresented in published markets.

Fair Value, Option, Qualitative Disclosures
Sensitivity of the fair value measurements to changes in the significant unobservable inputs is as follows:

Significant Unobservable Inputs	Position	Change to Input	Impact on Fair Value Measurement
Market price	Buy	Increase (decrease)	Gain (loss)
Market price	Sell	Increase (decrease)	Loss (gain)
Price volatility	Buy	Increase (decrease)	Gain (loss)
Price volatility	Sell	Increase (decrease)	Loss (gain)

Fair Value, by Balance Sheet Grouping
The following table presents Dominion Energy’s assets and liabilities that are measured at fair value on a recurring basis for each hierarchy level, including both current and noncurrent portions:

	Level 1	Level 2	Level 3	Total
(millions)
December 31, 2018
Assets
Derivatives:
Commodity	$—	$180	$70	$250
Interest rate	—	18	—	18
Foreign currency	—	26	—	26
Investments (1) :
Equity securities:
U.S.	3,277	—	—	3,277
Fixed income:
Corporate debt instruments	—	431	—	431
Government securities	455	688	—	1,143
Cash equivalents and other	11	—	—	11

Total assets	$3,743	$1,343	$70	$5,156

Liabilities
Derivatives:
Commodity	$—	$129	$6	$135
Interest rate	—	142	—	142
Foreign currency	—	2	—	2

Total liabilities	$—	$273	$6	$279

December 31, 2017
Assets
Derivatives:
Commodity	$—	$101	$157	$258
Interest rate	—	17	—	17
Foreign currency	—	32	—	32
Investments (1) :
Equity securities:
U.S.	3,493	—	—	3,493
Fixed income:
Corporate debt instruments	—	444	—	444
Government securities	307	794	—	1,101
Cash equivalents and other	34	—	—	34

Total assets	$3,834	$1,388	$157	$5,379

Liabilities
Derivatives:
Commodity	$—	$190	$7	$197
Interest rate	—	85	—	85
Foreign currency	—	2	—	2

Total liabilities	$—	$277	$7	$284

(1)
Includes investments held in the nuclear decommissioning and rabbi trusts. Excludes $
220
million and $
88
million of assets at December 31, 2018 and 2017, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the net change in Dominion Energy’s assets and liabilities measured at fair value on a recurring basis and included in the Level 3 fair value category:

	2018	2017	2016
(millions)
Balance at January 1,	$150	$139	$95
Total realized and unrealized gains (losses):
Included in earnings:
Operating Revenue	(2)	3	—
Electric fuel and other energy-related purchases	(15)	(42)	(35)
Purchased gas	—	1	—
Included in other comprehensive income (loss)	1	(2)	—
Included in regulatory assets/liabilities	(44)	42	(39)
Settlements	(27)	6	38
Purchases	—	—	87
Transfers out of Level 3	1	3	(7)

Balance at December 31,	$64	$150	$139

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at the reporting date:
Operating Revenue	$—	$2	$—
Electric fuel and other energy-related purchases	—	—	(1)

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments	For the Companies’ financial instruments that are not recorded at fair value, the carrying amounts and estimated fair values are as follows:

December 31,	2018		2017
	Carrying Amount	Estimated Fair Value (1)	Carrying Amount	Estimated Fair Value (1)
(millions)
Dominion Energy
Long-term debt, including securities due within one year (2)	$29,952	$31,045	$28,666	$31,233
Credit facility borrowings	73	73	—	—
Junior subordinated notes (3)	3,430	3,358	3,981	4,102
Remarketable subordinated notes (3)	1,386	1,340	1,379	1,446

Virginia Power
Long-term debt, including securities due within one year (3)	$11,671	$12,400	$11,346	$12,842

Dominion Energy Gas
Long-term debt, including securities due within one year (4)	$7,770	$7,803	$4,300	$4,480
Credit facility borrowings	73	73	—	—

(1)
Fair value is estimated using market prices, where available, and interest rates currently available for issuance of debt with similar terms and remaining maturities. All fair value measurements are classified as Level 2. The carrying amount of debt issuances with short-term maturities and variable rates refinanced at current market rates is a reasonable estimate of their fair value.

(2)
Carrying amount includes amounts which represent, the unamortized debt issuance costs, discount or premium, and foreign currency remeasurement adjustments. At December 31, 2018, and 2017, includes the valuation of certain fair value hedges associated with Dominion Energy’s fixed rate debt of $(
20
) million and
$(
22
) million, respectively.

(3)	Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium.
(4)	Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium, and foreign currency remeasurement adjustments.

Virginia Electric and Power Company
Fair Value Inputs, Assets, Quantitative Information
The following table presents Virginia Power’s quantitative information about Level 3 fair value measurements at December 31, 2018. The range and weighted average are presented in dollars for market price inputs and percentages for price volatility.

	Fair Value (millions)	Valuation Techniques	Unobservable Input	Range	Weighted Average (1)
Assets
Physical and financial forwards and futures:
Natural gas (2)	$38	Discounted cash flow	Market price (per Dth) (3)	(2) - 8	(1)
FTRs	15	Discounted cash flow	Market price (per MWh) (3)	(2) - 7	1
Physical options:
Natural gas	2	Option model	Market price (per Dth) (3)	1 - 8	3
			Price volatility (4)	18% - 73%	30%
Electricity	11	Option model	Market price (per MWh) (3)	34 - 50	42
			Price volatility (4)	39% - 60%	49%

Total assets	$66

Liabilities
Financial forwards:
FTRs	$6	Discounted cash flow	Market price (per MWh) (3)	(2) - 6	—

Total liabilities	$6

(1)	Averages weighted by volume.
(2)	Includes basis.
(3)	Represents market prices beyond defined terms for Levels 1 and 2.
(4)	Represents volatilities unrepresented in published markets.

Fair Value, Option, Qualitative Disclosures
Sensitivity of the fair value measurements to changes in the significant unobservable inputs is as follows:

Significant Unobservable Inputs	Position	Change to Input	Impact on Fair Value Measurement
Market price	Buy	Increase (decrease)	Gain (loss)
Market price	Sell	Increase (decrease)	Loss (gain)
Price volatility	Buy	Increase (decrease)	Gain (loss)
Price volatility	Sell	Increase (decrease)	Loss (gain)

Fair Value, by Balance Sheet Grouping
The following table presents Virginia Power’s assets and liabilities that are measured at fair value on a recurring basis for each hierarchy level, including both current and noncurrent portions:

	Level 1	Level 2	Level 3	Total
(millions)
December 31, 2018
Assets
Derivatives:
Commodity	$—	$24	$66	$90
Interest rate	—	3	—	3
Investments (1) :
Equity securities:
U.S.	1,476	—	—	1,476
Fixed income:
Corporate debt instruments	—	221	—	221
Government securities	164	343	—	507

Total assets	$1,640	$591	$66	$2,297

Liabilities
Derivatives:
Commodity	$—	$9	$6	$15
Interest rate	—	88	—	88

Total liabilities	$—	$97	$6	$103

December 31, 2017
Assets
Derivatives:
Commodity	$—	$14	$152	$166
Investments (1) :
Equity securities:
U.S.	1,566	—	—	1,566
Fixed income:
Corporate debt instruments	—	224	—	224
Government securities	168	326	—	494
Cash equivalents and other	16	—	—	16

Total assets	$1,750	$564	$152	$2,466

Liabilities
Derivatives:
Commodity	$—	$4	$5	$9
Interest rate	—	57	—	57

Total liabilities	$—	$61	$5	$66

(1)
Includes investments held in the nuclear decommissioning trusts. Excludes $
160
 million and $
27
 million of assets at December 31, 2018 and 2017, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the net change in Virginia Power’s assets and liabilities measured at fair value on a recurring basis and included in the Level 3 fair value category:

	2018	2017	2016
(millions)
Balance at January 1,	$147	$143	$93
Total realized and unrealized gains (losses):
Included in earnings:
Electric fuel and other energy-related purchases	(17)	(43)	(35)
Included in regulatory assets/liabilities	(45)	40	(37)
Settlements	(25)	7	35
Purchases	—	—	87

Balance at December 31,	$60	$147	$143

Dominion Energy Gas Holdings, LLC
Fair Value, by Balance Sheet Grouping
The following table presents Dominion Energy Gas’ assets and liabilities for derivatives that are measured at fair value on a recurring basis for each hierarchy level, including both current and noncurrent portions:

	Level 1	Level 2	Level 3	Total
(millions)
December 31, 2018
Assets
Commodity	$—	$3	$—	$3
Interest rate	—	2	—	2
Foreign currency	—	26	—	26

Total assets	$—	$31	$—	$31

Liabilities
Interest rate	$—	$17	$—	$17
Foreign currency	—	2	—	2

Total liabilities	$—	$19	$—	$19

December 31, 2017
Assets
Interest rate	$—	$1	$—	$1
Foreign currency	—	32	—	32

Total assets	$—	$33	$—	$33

Liabilities
Commodity	$—	$4	$2	$6
Foreign currency	—	2	—	2

Total liabilities	$—	$6	$2	$8

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the net change in Dominion Energy Gas’ derivative assets and liabilities measured at fair value on a recurring basis and included in the Level 3 fair value category:

	2018	2017	2016
(millions)
Balance at January 1,	$(2)	$(2)	$6
Total realized and unrealized gains (losses):
Included in other comprehensive income (loss)	1	(3)	—
Transfers out of Level 3	1	3	(8)

Balance at December 31,	$—	$(2)	$(2)